SEGMENT INFORMATION - Reconciliation of FFO (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Operating Segments [Abstract]
FFO	$ 873	$ 895	$ 710
Depreciation and amortization of real estate assets	(244)	(212)	(153)
Fair value gains, net	1,254	692	2,007
Share of equity accounted income - non-FFO	82	139	867
Income tax benefit (expense)	(192)	575	(100)
Non-controlling interests of others in operating subsidiaries and properties - non-FFO	(1,398)	(296)	(416)
Net income attributable to unitholders	375	1,793	2,915
Non-controlling interests of others in operating subsidiaries and properties	2,093	924	851
Net income	$ 2,468	$ 2,717	$ 3,766